Share-based compensation, Options Activity (Details) - Options [Member] shares in Thousands	6 Months Ended
	Jun. 30, 2025 € / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Number of Options [Roll Forward]
Outstanding at beginning of period (in shares) | shares		450
Granted (in shares) | shares		0
Exercised (in shares) | shares		0
Forfeited or expired (in shares) | shares		10
Outstanding at end of year (in shares) | shares		440
Exercisable at end of year (in shares) | shares			0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in euros per share) | € / shares	€ 1
Granted (in euros per share) | € / shares	1
Exercised (in euros per share) | € / shares	1
Forfeited or expired (in euros per share) | € / shares	1
Outstanding at end of year (in euros per share) | € / shares	1
Exercisable at end of year (in euros per share) | € / shares	€ 0
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Outstanding, weighted average remaining contractual term		4 years
Outstanding, aggregate intrinsic value | $			$ 1,949,000
Exercisable, aggregate intrinsic value | $			$ 0
Unrecognized Compensation Cost [Abstract]
Unrecognized compensation cost related to nonvested share-based compensation arrangements | $				$ 798,000
Weighted-average period over which unrecognized compensation cost will be recognized		3 years
Share-based compensation | $		$ 115,044
Payments for stock options exercised | $		$ 0